SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16.	SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards for the accounting and disclosure of events that occur after the balance sheet date but before the financial statements are issued, the Company has evaluated all events and transactions that occurred after June 30, 2026 through the date the consolidated financial statements were issued.

Based on this evaluation, management determined that there were no subsequent events that required recognition or disclosure in the accompanying consolidated financial statements.

18.	SUBSEQUENT EVENTS

In accordance with ASC Topic 855 “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2025   up until the date that the Company issued these financial statements.

Establishment of Subsidiary

On January 5, 2026, the Company established a wholly owned subsidiary in Vietnam, AMCV Company Limited, to support manufacturing and operational activities related to the Company’s robotics products. The subsidiary had not commenced material operations as of the date of issuance of these financial statements.

Warrants Exercise

Subsequent to December 31, 2025, the Company received and accepted a warrant exercise notice from a holder of its outstanding PIPE warrants. On March 17, 2026, a warrant holder exercised warrants to purchase an aggregate of 5,000 shares of the Company’s common stock at the contractual exercise price per share. The Company received proceeds of approximately $20,085 and issued the corresponding shares in accordance with the terms of the applicable warrant agreement.

Management evaluated this event in accordance with ASC 855 and determined that the warrant exercise represents a non-recognized subsequent event, as it relates to conditions arising after the balance sheet date. Accordingly, no adjustment has been made to the consolidated financial statements as of December 31, 2025.